Schedule of Investments (unaudited)	iShares® Asia 50 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 39.0%
Alibaba Group Holding Ltd.(a)	10,812,100	$158,890,078
ANTA Sports Products Ltd.	832,600	12,504,265
Bank of China Ltd., Class H	56,404,000	20,292,260
BYD Co. Ltd., Class H	587,500	19,871,810
China Construction Bank Corp., Class H	75,831,960	52,547,472
China Merchants Bank Co. Ltd., Class H	2,761,000	21,479,417
Geely Automobile Holdings Ltd.	3,674,000	10,036,691
Industrial & Commercial Bank of China Ltd., Class H	48,361,115	27,279,674
JD.com Inc., Class A(a)	1,315,950	45,337,557
Li Ning Co. Ltd.	1,707,000	18,725,848
Meituan, Class B(a)(b)	2,960,400	85,607,281
NetEase Inc.	1,469,500	29,711,275
Ping An Insurance Group Co. of China Ltd., Class H	4,368,500	31,479,909
Tencent Holdings Ltd.	4,431,900	258,606,252
Wuxi Biologics Cayman Inc., New(a)(b)	2,400,000	28,413,345
Xiaomi Corp., Class B(a)(b)	12,088,800	29,303,961
		850,087,095
Hong Kong — 10.6%
AIA Group Ltd.	8,868,600	89,509,366
CK Hutchison Holdings Ltd.	1,970,148	12,684,647
CLP Holdings Ltd.	1,223,000	12,358,133
Hong Kong & China Gas Co. Ltd.	7,937,501	12,380,627
Hong Kong Exchanges & Clearing Ltd.	881,400	51,547,766
Link REIT	1,533,700	13,510,775
Sun Hung Kai Properties Ltd.	1,127,500	13,681,365
Techtronic Industries Co. Ltd.	1,265,000	25,217,644
		230,890,323
Singapore — 3.7%
DBS Group Holdings Ltd.	1,318,200	31,925,427
Oversea-Chinese Banking Corp. Ltd.	2,933,874	24,831,566
United Overseas Bank Ltd.	1,128,900	22,546,067
		79,303,060
South Korea — 22.0%
Celltrion Inc.	75,305	12,535,916
Hyundai Mobis Co. Ltd.	48,761	10,422,999
Hyundai Motor Co.	105,190	18,463,939
Kakao Corp.(a)	228,732	21,599,675
KB Financial Group Inc.	286,555	13,251,529
Kia Corp.	196,583	13,566,798
LG Chem Ltd.	34,675	17,925,644
NAVER Corp.	108,385	34,403,710
POSCO	55,611	12,895,454
Samsung Electronics Co. Ltd.	3,763,942	247,196,557
Samsung SDI Co. Ltd.(a)	40,332	22,181,466
Shinhan Financial Group Co. Ltd.	378,742	11,702,760
SK Hynix Inc.(a)	394,959	43,379,376
		479,525,823
Security	Shares	Value

Taiwan — 22.5%
Chunghwa Telecom Co. Ltd.	2,789,551	$11,742,873
CTBC Financial Holding Co. Ltd.	14,294,359	13,390,955
Delta Electronics Inc.	1,411,000	14,000,203
Formosa Plastics Corp.	3,175,071	11,916,898
Fubon Financial Holding Co. Ltd.	5,580,000	15,359,091
Hon Hai Precision Industry Co. Ltd.	9,147,052	34,302,711
MediaTek Inc.	1,169,112	50,166,019
Nan Ya Plastics Corp.	4,138,510	12,749,686
Taiwan Semiconductor Manufacturing Co. Ltd.	13,879,343	307,024,870
United Microelectronics Corp.	8,494,000	19,899,488
		490,552,794
Total Common Stocks — 97.8%
(Cost: $1,808,035,229)		2,130,359,095

Preferred Stocks

South Korea — 1.9%
Hyundai Motor Co.
Preference Shares, NVS	16,566	1,370,571
Series 2, Preference Shares, NVS	26,749	2,268,642
LG Chem Ltd., Preference Shares, NVS	5,640	1,360,859
Samsung Electronics Co. Ltd., Preference Shares, NVS	603,290	36,068,090
		41,068,162
Total Preferred Stocks — 1.9%
(Cost: $27,664,135)		41,068,162

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	1,420,000	1,420,000

Total Short-Term Investments — 0.1%
(Cost: $1,420,000)		1,420,000

Total Investments in Securities — 99.8%
(Cost: $1,837,119,364)		2,172,847,257

Other Assets, Less Liabilities — 0.2%		4,588,913

Net Assets — 100.0%		$2,177,436,170

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® Asia 50 ETF
December 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$43,949,971	$—	$(43,943,633	)(b)	$(2,244)	$(4,094)	$—	—	$145,453	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,430,000	—	(2,010,000	)(b)	—	—	1,420,000	1,420,000	165		—
					$(2,244)	$(4,094)	$1,420,000		$145,618		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE Taiwan Index	20	01/25/22	$1,280	$7,561
MSCI China Free Index	68	03/18/22	2,074	(11,867)
MSCI Emerging Markets Index	26	03/18/22	1,594	7,592
				$3,286

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Asia 50 ETF
December 31, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$2,130,359,095	$—	$2,130,359,095
Preferred Stocks	—	41,068,162	—	41,068,162
Money Market Funds	1,420,000	—	—	1,420,000
	$1,420,000	$2,171,427,257	$—	$2,172,847,257
Derivative financial instruments(a)
Assets
Futures Contracts	$7,592	$7,561	$—	$15,153
Liabilities
Futures Contracts	—	(11,867)	—	(11,867)
	$7,592	$(4,306)	$—	$3,286

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

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